BANK BORROWING (Tables)	12 Months Ended
Mar. 31, 2026
Debt Disclosure [Abstract]
SCHEDULE OF BANK BORROWING	Bank borrowing was analyzed as follows:
	As of March 31,
	2026	2025

Bank borrowing – guaranteed and repayable on demand	$154,972	$156,170

SCHEDULE OF MATURITIES OF THE BANK BORROWING

Maturities of the bank borrowing based on repayment schedule, were as follows:

	As of March 31,
	2026	2025
Carrying amount:
Within one year	$21,855	$21,977
Between one and two years	133,117	134,193

	$154,972	$156,170

SCHEDULE OF BANK BORROWING IS CLASSIFIED AS CURRENT LIABILITIES

Bank borrowing as of March 31, 2026 and 2025 was as follows:

		Maturity		Weighted average interest rate as of March 31,		Balance as of March 31,
Lender	Type	date	Currency	2026	2025	2026	2025

Standard Chartered Bank (Hong Kong) Limited	Non-revolving loan	March 17, 2027	HK$	2.80%	2.80%	$154,972	$156,170